UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 09/30/2019

Date of reporting period: 03/31/2019

ITEM 1.	REPORTS TO STOCKHOLDERS

The Semi-Annual report to Shareholders of the RVX Emerging Markets Equity Fund (the “Fund”), a series of the 360 Funds (the “registrant”), for the period ended March 31, 2019 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

RVX Emerging Market Equity Fund Institutional Class Shares (Ticker Symbol: RVEMX) Investor Shares (Ticker Symbol: RVXEX)* A Series of the 360 Funds

SEMI-ANNUAL REPORT

March 31, 2019

Investment Adviser:	Sub-Adviser:

Crow Point Partners, LLC	RVX Asset Management, LLC
25 Recreation Park Drive, Suite 206	20900 NE 30th Street, Suite 401
Hingham, MA 02043	Aventura, FL 33180
1-877-327-0757

www.crowpointfunds.com

Distributed by Matrix 360 Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Fund’s prospectus.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the RVX Emerging Market Equity Fund’s (the “Fund”) shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request.

* Shares not currently offered for sale.

RVX Emerging Markets Equity Fund	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS

March 31, 2019 (Unaudited)

The investment objective of the RVX Emerging Markets Equity Fund (the “Fund”) is to seek long-term capital appreciation through investments in equity securities of emerging market companies.

Crow Point Partners, LLC (the “Adviser”) serves as Investment Adviser to the Fund. As the Fund’s investment adviser, the Adviser reviews, supervises and administers the Fund’s investment program and also ensures compliance with the Fund’s investment policies and guidelines. RVX Asset Management, LLC (the “Sub-Adviser”) serves as the Sub-Adviser to the Fund. The Sub-Adviser is responsible for selecting the Fund’s portfolio investments.

The Fund normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of equity securities of companies that are tied economically to emerging markets (including frontier market countries) with up to 20% of the Fund’s net assets in frontier markets. The Fund will notify its shareholders at least 60 days before changing this policy. The Fund may also invest up to 20% of its net assets in developed markets. In seeking to achieve its investment objective, the Fund will allocate up to 100% of its portfolio in equity securities and other securities with equity characteristics, including but not limited to common stocks, preferred stocks, warrants (including participatory notes structured as warrants), rights (which are issued by a company to allow holders to subscribe for additional securities issued by that company), real estate investment trusts (REITs), convertible securities, depositary receipts, and derivatives (such as total return swaps, participatory notes, and currency hedges). The Fund may also invest in equity securities indirectly through the purchase of closed-end investment companies and exchange-traded funds (together, the “Underlying Funds”) that invest primarily in equity securities.

The Fund will generally invest in equity securities of those companies tied to emerging and frontier markets (i) that are listed on an exchange in an emerging market or frontier market country, (ii) that are legally domiciled in an emerging market or frontier market country; (iii) that have at least 50% of their assets in an emerging market or frontier market country; (iv) or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in an emerging market or frontier market country. The Sub-Adviser believes that emerging and frontier markets countries offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing and improving corporate governance.

Allocation of Portfolio Holdings

Country	Percentage of Net Assets*
China	35.57%
South Korea	7.12%
South Africa	6.66%
Indonesia	6.21%
Thailand	5.69%
Hong Kong	5.17%
Brazil	4.35%
Malaysia	3.97%
Taiwan	3.04%
Macau	2.93%
Greece	2.63%
India	2.54%
Singapore	2.16%
United Arab Emirates	1.95%
Mexico	1.71%
Egypt	1.64%
United States	1.63%
Guernsey	1.41%
Russia	1.03%
Argentina	0.80%
Cash and Cash Equivalents	1.79%
100.00%

* The percentages in the above table are based on the portfolio holdings of the Fund as of March 31, 2019 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

1

RVX EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 96.55%	Shares	Value

Aerospace & Defense - 2.38%
Embraer SA - ADR - Brazil	7,892	$150,027

Apparel - 1.94%
Stella International Holdings Ltd. - Hong Kong	81,500	122,510

Auto Manufacturers - 1.65%
Guangzhou Automobile Group Co. Ltd. - Hong Kong (a)	88,000	103,919

Banks - 7.62%
Bank of China Ltd. - China	288,000	130,609
Bank Rakyat Indonesia Persero Tbk PT - Indonesia	557,900	161,381
Malayan Banking Bhd - Malaysia	52,200	118,543
National Bank of Greece SA - Greece (a)	40,194	70,160
		480,693
Beverages - 3.17%
Thai Beverage PCL - Thailand	320,400	199,762

Chemicals - 2.34%
Sasol Ltd. - ADR - South Africa	4,760	147,274

Electric - 1.92%
China Longyuan Power Group Corp. Ltd. - China	174,000	121,024

Electronics - 2.16%
Venture Corp. Ltd. - Singapore	10,300	136,340

Energy - Alternate Sources - 2.05%
China Everbright International Ltd. - Hong Kong	127,000	129,103

Food - 1.76%
Indofood Sukses Makmur Tbk PT - Indonesia	248,100	111,047

Home Furnishings - 2.09%
Midea Group Co. Ltd. - Class A - China	18,200	132,133

Insurance - 2.84%
Ping An Insurance Group Co. of China Ltd. - China	16,000	179,159

Internet - 12.09%
Alibaba Group Holding Ltd. - ADR - China (a)	1,272	232,076
Baidu, Inc. - ADR - Cayman Islands (a)	1,011	166,663
iQIYI, Inc. - ADR - China (a)	3,498	83,672
My EG Services Bhd - Malaysia	381,200	131,674
Naspers Ltd. - ADR - South Africa	3,196	148,390
		762,475
Iron & Steel - 1.94%
POSCO - ADR - South Korea	2,218	122,456

2

RVX EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 96.55% (continued)	Shares	Value

Lodging - 2.93%
Sands China Ltd. - Cayman Islands	36,800	$184,938

Media - 1.06%
MultiChoice Group Ltd. - ADR (a)	7,999	66,633

Mining - 0.91%
Harmony Gold Mining Co. Ltd. - ADR - South Africa (a)	30,260	57,494

Oil & Gas - 10.24%
China Petroleum & Chemical Corp. - ADR - China	1,418	112,731
CNOOC Ltd. - ADR - China	728	135,233
Kosmos Energy Ltd. - United States (a)	13,943	86,865
PetroChina Co Ltd. - ADR - China	2,082	136,225
Petroleo Brasileiro SA - ADR - Brazil	7,805	124,256
YPF SA - ADR - Argentina	3,598	50,408
		645,718
Oil & Gas Services - 5.39%
Anton Oilfield Services Group/Hong Kong - China (a)	896,000	141,534
China Oilfield Services Ltd. - China	116,000	125,310
Hilong Holding Ltd. - China	542,000	73,187
		340,031
Pharmaceuticals - 4.17%
Dr Reddy’s Laboratories Ltd. - ADR - India	3,955	160,178
Ibnsina Pharma SAE - Egypt (a)	140,583	103,117
		263,295
Real Estate - 2.52%
Amata Corp PCL - Thailand	239,100	158,958

Retail - 4.45%
JUMBO SA - Greece	5,730	95,776
Lenta Ltd. - ADR - Russia (a)	19,488	65,187
Matahari Department Store Tbk PT - Indonesia	416,200	119,515
		280,478
Semiconductors - 6.27%
Samsung Electronics Co Ltd. - ADR - South Korea	207	203,563
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR - Taiwan	4,687	191,980
		395,543
Software - 4.62%
Momo, Inc. - ADR - China (a)	3,422	130,857
NetEase, Inc. - ADR - China	665	160,564
		291,421
Telecommunications - 4.84%
America Movil SAB de CV - ADR - Mexico	7,560	107,957
China Mobile Ltd. - ADR - Hong Kong	1,459	74,394
KT Corp. - ADR - South Korea	9,884	122,957
		305,308

3

RVX EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 96.55% (continued)	Shares	Value

Transportation - 3.20%
Aramex PJSC - United Arab Emirates	95,122	$123,283
ZTO Express Cayman, Inc. - ADR - China	4,294	78,494
		201,777

TOTAL COMMON STOCK (Cost $6,395,258)		6,089,516

EXCHANGE-TRADED FUNDS - 0.25%

iShares MSCI India Small-Cap ETF	386	15,625

TOTAL EXCHANGE-TRADED FUNDS (Cost $15,582)		15,625

CLOSED-END FUNDS - 1.41%

VinaCapital Vietnam Opportunity Fund Ltd. - Guernsey	20,469	88,794

TOTAL CLOSED-END FUNDS (Cost $90,144)		88,794

SHORT-TERM INVESTMENT - 1.73%

Federated Government Obligations Fund - Institutional Class, 2.29% (b)	108,982	108,982

TOTAL SHORT-TERM INVESTMENT (Cost $108,982)		108,982

TOTAL INVESTMENTS (Cost $6,609,966) – 99.94%		6,302,917

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.06%		3,876

NET ASSETS - 100%		$6,306,793

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at March 31, 2019, is subject to change and resets daily.

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund

PCL - Public Company Limited

The accompanying notes are an integral part of these financial statements.

4

RVX Emerging Markets Equity Fund

Statement of Assets and Liabilities

March 31, 2019

(Unaudited)

Assets:
Investment securities:
At cost	$6,609,966
At value	6,302,917
Due from adviser	28,117
Receivables:
Interest	56
Dividends	1,308
Prepaid expenses	12,084
Total assets	6,344,482

Liabilities:
Payables:
Investment securities purchased	32,109
Due to administrator	3,103
Accrued expenses	2,477
Total liabilities	37,689
Net Assets	$6,306,793

Sources of Net Assets:
Paid-in capital	$6,749,926
Total distributable earnings	(443,133)
Total Net Assets	$6,306,793

Institutional Class Shares:
Net assets	$6,306,793
Shares Outstanding (Unlimited shares of beneficial interest authorized)	702,218
Net Asset Value, Offering and Redemption Price Per Share	$8.98

The accompanying notes are an integral part of these financial statements.

5

RVX Emerging Markets Equity Fund

Statement of Operations

March 31, 2019

(Unaudited)

For the
Six Month Period Ended
March 31, 2019
Investment income:
Dividends (net of foreign withholding taxes of $387)	$23,377
Interest	1,698
Total investment income	25,075

Expenses:
Management fees (Note 5)	25,718
Accounting and transfer agent fees and expenses	25,427
Professional fees	16,382
Trustee fees and expenses	9,420
Compliance officer fees	8,250
Pricing fees	6,493
Custodian fees	5,236
Dealer network fees	4,051
Registration and filing fees	3,537
Miscellaneous	1,336
Printing & Mailing	802
Total expenses	106,652
Less expense reimbursement:
Fees waived/reimbursed by Adviser	(64,091)
Fees waived by Administrator	(6,875)
Net expenses	35,686

Net investment loss	(10,611)

Realized and unrealized loss:
Net realized loss on:
Investments	(51,895)
Foreign currency transactions	(1,570)

Net realized loss on investments and foreign currency transactions	(53,465)

Net change in unrealized appreciation (depreciation) on
Investments	77,204
Foreign currency translations	(23)
Net change in unrealized appreciation on investments and foreign currency translations	77,181

Net gain on investments and foreign currency	23,716

Net increase in net assets resulting from operations	$13,105

The accompanying notes are an integral part of these financial statements.

6

RVX Emerging Markets Equity Fund

Statement of Changes in Net Assets

	For the Six Month Period Ended March 31, 2019	For the Period Ended September 30, 2018 (a)
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(10,611)	$59,671
Net realized loss on investments and foreign currency transactions	(53,465)	(71,387)

Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	77,181	(384,238)
Net increase (decrease) in net assets resulting from operations	13,105	(395,954)

Distributions to shareholders from:
Total distributable earnings - Institutional Class	(60,284)	—
Total distributions	(60,284)	—

Transactions in shares of beneficial interest:
Proceeds from shares sold:
Institutional Class	549,523	6,900,000
Net asset value of shares issued in reinvestment of distributions
Institutional Class	58,017	—
Payments for shares redeemed:
Institutional Class	(7,614)	(750,000)
Increase in net assets from transactions in shares of beneficial interest	599,926	6,150,000

Increase in net assets	552,747	5,754,046

Net Assets:
Beginning of period	5,754,046	—

End of period	$6,306,793	$5,754,046

Share activity:
Institutional Class:
Shares sold	65,199	712,106
Shares reinvested	7,298	—
Shares redeemed	(863)	(81,522)
Net increase in shares of beneficial interest	71,634	630,584

(a) The RVX Emerging Markets Equity Fund commenced operations on May 1, 2018.

The accompanying notes are an integral part of these financial statements.

7

RVX Emerging Markets Equity Fund
Financial Highlights

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class

	For the Six Month Period Ended March 31, 2019		For the Period Ended September 30, 2018 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.12		$10.00

Investment Operations:
Net investment income (loss) (b)	(0.02)		0.12
Net realized and unrealized loss on investments	(0.03)		(1.00)
Total from investment operations	(0.05)		(0.88)

Distributions:
From net investment income	(0.09)		—
Total distributions	(0.09)		—

Net Asset Value, End of Period	$8.98		$9.12

Total Return (c)	(0.42	)%(e)	(8.80	)%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$6,307		$5,754

Ratios of expenses to average net assets:
Before fees waived and expenses reimbursed (d)	3.73	%(f)	4.63	%(f)
After fees waived and expenses reimbursed	1.25	%(f)	1.25	%(f)

Ratios of net investment income (loss) to average net assets	(0.37	)%(f)	3.03	%(f)

Portfolio turnover rate	17	%(e)	31	%(e)

(a)	The RVX Emerging Markets Equity Fund commenced operations on May 1, 2018.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(e)	Not annualized
(f)	Annualized

The accompanying notes are an integral part of these financial statements.

8

RVX Emerging Markets Equity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

1.	ORGANIZATION

The RVX Emerging Markets Equity Fund (the “Fund”) was organized on March 19, 2018 as a diversified series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment objective is to seek long-term capital appreciation through investments in equity securities of emerging market companies. The Fund’s investment adviser is Crow Point Partners, LLC (the “Adviser”). The Fund’s sub-adviser is RVX Asset Management, LLC (the Sub-Adviser). The Fund has two classes of shares, Institutional Class and Investor Class, but currently offers only the Investor Class..

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)             Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)             Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), exchange traded funds (“ETFs”) and closed-end funds (also referred to as “Underlying Funds”) subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

c)             Federal Income Taxes – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

As of and during the six month period ended March 31, 2019, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the six month period ended March 31, 2019, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. Management has reviewed the Fund’s tax positions to be taken on federal income tax returns for the open tax years September 30, 2018 and has determined that the Fund does not have a liability for uncertain tax positions. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)             Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

e)             Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9

RVX Emerging Markets Equity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

f)             Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)             Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

3.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

10

RVX Emerging Markets Equity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Fund invests may default or otherwise cease to have market quotations readily available.

The Trustees of the Trust adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board of Trustees (the “Board”) on securities being fair valued or manually priced. The Independent Chairman and Trustee of the Trust, along with the Trust’s Principal Financial Officer and Chief Compliance Officer and other officers of the Trust are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Independent Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

11

RVX Emerging Markets Equity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2019.

Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$6,089,516	$—	$—	$6,089,516
Exchange-Traded Funds (1)	15,625			15,625
Closed-End Funds (1)	88,794	—	—	88,794
Short-Term Investments	108,982	—	—	108,982
Total Assets	$6,302,917	$—	$—	$6,302,917

(1) For a detailed break-out of common stock, closed-end funds by industry or asset class, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the six month period ended March 31, 2019. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

4.	INVESTMENT TRANSACTIONS

For the six month period ended March 31, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$1,639,977	$975,409

There were no Government securities purchased or sold during the period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. As the Fund’s investment adviser, the Adviser reviews, supervises and administers the Fund’s investment program and also ensures compliance with the Fund’s investment policies and guidelines.

The Adviser is responsible for selecting the Fund’s sub-advisor(s), subject to approval by the Board. The Adviser selects a sub-advisor that has shown good investment performance in its areas of expertise. Crow Point considers various factors in evaluating a sub-advisor, including: (i) level of knowledge and skill; (ii) performance as compared to its peers or benchmark; (iii) level of compliance with investment rules and strategies; (iv) employees’ facilities and financial strength; and (v) quality of service.

The Adviser has entered into an Investment Sub-Advisory Agreement with the Sub-Adviser. The Adviser will also continually monitor the Sub-Adviser’s performance through various analyses and through in person, telephone, and written consultations with the Sub-Adviser. The Adviser discusses its expectations for performance with the Sub-Adviser and provides evaluations and recommendations to the Board, including whether or not the Sub-Adviser’s contract should be renewed, modified, or terminated.

The Adviser is also responsible for running all of the operations of the Fund, except those that are subcontracted to the Sub-Adviser, custodian, transfer agent, administrative agent, or other parties. For its services, the Adviser is entitled to receive an investment advisory fee from the Fund at an annualized rate of 0.90%, based on the average daily net assets of the Fund. Crow Point pays a sub-advisory fee to the Sub-Adviser from its advisory fee. For the six month period ended March 31, 2019, the Adviser earned $25,718 of advisory fees.

12

RVX Emerging Markets Equity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS March 31, 2019 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Adviser has entered into a written expense limitation agreement, through at least March 31, 2021, under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to an annual rate of 1.25% of the average daily net assets of the Fund. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap agreement may be terminated by either party upon 90 days’ written notice provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

For the six month period ended March 31, 2019, the Adviser waived advisory fees of $25,718 and reimbursed expenses of $38,373.

Expense waivers and reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. As of March 31, 2019, the total amount of expenses waived/reimbursed subject to recapture and their expiration dates, pursuant to the waiver agreements, was as follows:

Amount Subject to Recoupment	Expiration Dates
$61,352	September 30, 2021
64,091	September 30, 2022

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

For the six month period ended March 31, 2019, M3Sixty earned $33,677, including out of pocket expenses.

M3Sixty has also agreed to voluntarily waive certain fees until certain thresholds are met by the Fund. During the six month period ended March 31, 2019, M3Sixty waived $6,875 of fees.

Certain officers and an interested Trustee of the Trust are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor of the Fund’s shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of the Fund’s shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Fund and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Fund’s shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

The Distributor is an affiliate of M3Sixty.

The Fund with respect to its Investor Class shares has adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act. The Distribution Plan provides that the Fund may compensate or reimburse the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s shares (this compensation is commonly referred to as “12b-1 fees”).

13

RVX Emerging Markets Equity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS March 31, 2019 (Unaudited)

6.	EMERGING AND FRONTIER MARKETS RISK

Additional risks are involved when investing in countries with emerging economies or securities markets. The Fund invests primarily in emerging and frontier market issuers. Emerging and frontier market countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa. Such countries may include, but are not limited to, Angola, Argentina, Azerbaijan, Bahrain, Bangladesh, Belarus, Belize, Bolivia, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Cote D’Ivoire, Croatia, Dominican Republic, Ecuador, Egypt, El Salvador, Gabon, Georgia, Ghana,

Guatemala, Honduras, Hungary, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Mongolia, Morocco, Namibia, Nigeria, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Romania, Russia, Senegal, Serbia, South Africa, Sri Lanka, Tanzania, Turkey, Ukraine, Uruguay, Venezuela, Vietnam, Zambia and Zimbabwe. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of developed countries. In general, the securities markets of these countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as has historically been the case. As a result, the risks presented by investments in these countries are heightened. These countries also have problems with securities registration and custody.

Additionally, settlement procedures in emerging and frontier market countries are frequently less developed and reliable than those in the United States, and may involve the Fund’s delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations. The Fund’s purchase and sale of portfolio securities in certain emerging and frontier market countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume or holdings of the Fund, the Sub-Adviser, their affiliates and their respective clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund. Investments in some emerging and frontier market countries, such as those located in Asia, may be restricted or controlled. In some countries, direct investments in securities may be prohibited and required to be made through investment funds controlled by such countries. These limitations may increase transaction costs and adversely affect a security’s liquidity, price, and the rights of the Fund in connection with the security. Unanticipated political, economic or social developments may affect the value of the Fund’s investments in emerging and frontier market countries and the availability to the Fund of additional investments in these countries. Some of these countries may in the past have failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There have been occasional limitations on the movements of funds and other assets between different countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund’s investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. Many emerging market countries are subject to rapid currency devaluations and high inflation and/or economic recession and significant debt levels. These economic factors can have a material adverse effect on these countries’ economies and their securities markets. Moreover, many emerging market countries’ economies are based on only a few industries and/or are heavily dependent on global trade. Therefore, they may be negatively affected by declining commodity prices, factors affecting their trading markets and partners, exchange controls and other trade barriers, currency valuations and other protectionist measures. From time to time, certain of the companies in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

14

RVX Emerging Markets Equity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS March 31, 2019 (Unaudited)

6.	EMERGING AND FRONTIER MARKETS RISK (continued)

Many emerging and frontier market countries also impose withholding or other taxes on foreign investments, which may be substantial and result in lower Fund returns. The creditworthiness of firms used by the Fund to effect securities transactions in emerging and frontier market countries may not be as strong as in some developed countries. As a result, the Fund could be subject to a greater risk of loss on its securities transactions if a firm defaults on its responsibilities. The Fund’s ability to manage its foreign currency may be restricted in emerging and frontier market countries. As a result, a significant portion of the Fund’s currency exposure in these countries may not be covered. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline. The recent decline in the U.S. economy as a result of the subprime crisis may have a disproportionately more adverse effect on economies of emerging and frontier market countries.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

During the six month period ended March 31, 2019 the Fund distributed $60,284 of ordinary income.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at September 30, 2018, the Fund’s most recent fiscal year end, was as follows:

Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Deficit)
$63,349	$—	$(71,341)	$—	$(387,963)	$(395,955)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and differing book/tax treatments of foreign currency gains/(losses) and unrealized appreciation from passive foreign investment companies (“PFICs”). The unrealized depreciation in the table above includes unrealized foreign currency appreciation of $15.

At September 30, 2018, the Fund had $71,341 of non-expiring short-term capital loss carry forwards for federal income tax purposes available to offset future capital gains.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), resulted in reclassifications for the period ended September 30, 2018 as follows:

Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$—	$(3,064)	$3,064

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2019 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$6,609,082	$327,839	$(634,004)	$(306,165)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and differing book/tax treatments of foreign currency gains/(losses) and unrealized appreciation from passive foreign investment companies (“PFICs”). The unrealized depreciation in the table above includes unrealized foreign currency depreciation of $(8).

15

RVX Emerging Markets Equity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS March 31, 2019 (Unaudited)

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2019, the EAS Crow Point Alternatives Fund (the “EAS Fund”) held 51.99% of the Fund’s shares as an underlying investment in its portfolio. Additional information for the EAS Fund, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov. and may also be requested by mail to: 360 Funds, c/o M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

11.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018- 13 will have on the Funds’ financial statements and related disclosures.

16

RVX Emerging Markets Equity Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2019 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund paid $60,284 of ordinary income during the six month period ended March 31, 2019.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2020 to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their own tax advisors.

17

RVX Emerging Markets Equity Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2019 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” received a fee of $1,500 each year plus $200 per Board or committee meeting attended. Effective April 25, 2019, each Trustee who is not an “interested person” (an “Independent Trustee”) will receive a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee will receive, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	$1,150	None	None	$1,150
Tom M. Wirtshafter	$1,150	None	None	$1,150
Gary W. DiCenzo	$1,150	None	None	$1,150
Steven D. Poppen	$1,150	None	None	$1,150
Thomas J. Schmidt	$1,150	None	None	$1,150
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers ten (10) series of shares.

2 Figures are for the six month period ended March 31, 2019.

18

RVX Emerging Markets Equity Fund	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 10/01/18 through 03/31/19

	Beginning Account	Annualized Expense	Ending Account	Expenses Paid
	Value (10/01/2018)	Ratio for the Period	Value (03/31/2019)	During Period (a)
Actual Fund Return (in parentheses)

Institutional Class (-0.42%)	$1,000.00	1.25%	$995.76	$6.22

Hypothetical 5% Return

Institutional Class	$1,000.00	1.25%	$1,018.70	$6.29

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

19

RVX Emerging Markets Equity Fund	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated January 28, 2019 were as follows:
RVX Emerging Markets Equity Fund Investor Class, gross of fee waivers or expense reimbursements	4.66%
RVX Emerging Markets Equity Fund Investor Class, after waiver and reimbursement*	1.53%
RVX Emerging Markets Equity Fund Institutional Class, gross of fee waivers or expense reimbursements	4.41%
RVX Emerging Markets Equity Fund Institutional Class, after waiver and reimbursement*	1.28%

* Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.25% of the average daily net assets of each share class of the Fund through March 31, 2021. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Total Gross Operating Expenses during the six month period ended March 31, 2019 were 3.73% for the RVX Emerging Markets Equity Fund Institutional Class shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six month period ended March 31, 2019.

20

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Crow Point Partners, LLC

25 Recreation Park Drive

Suite 206

Hingham, MA 02043

INVESTMENT SUB-ADVISER

RVX Asset Management LLC

20900 NE 30th Street

Suite 401

Aventura, FL 33180

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait Weller & Baker, LLP

Two Liberty Place

50 S. 16th Street

Suite 2900

Philadelphia, PA 19102

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

MUFG Union Bank®, N.A.

350 California Street

20th Floor

San Francisco, CA 94104

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Included in Semi-Annual Report to shareholders filed under item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy K. Linscott
By Randy K. Linscott
Principal Executive Officer,
Date: June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy K. Linscott
By Randy K. Linscott
Principal Executive Officer
Date: June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: June 7, 2019